Related Parties	6 Months Ended
Jun. 30, 2013
Related Parties [Abstract]
RELATED PARTIES
17.           RELATED PARTIES

At June 30, 2013, December 31, 2012 and 2011, the Company had outstanding the following loans from related parties:

	June 30,	December 31,
	2013	2012	2011
	(Unaudited)
Principal shareholders of the Company, unsecured, non-interest bearing, due on demand	$-	$-	$1,635
Promissory notes, 30% interest, maturing in September 2013, unsecured	1,450,000	350,000	825,761
Promissory note with company under common ownership by former owner of Tropical, 9.75% interest, monthly payments of interest only of $1,007, unsecured and personally guaranteed by officer, due November 2016	105,694	105,694	110,293

Former owner of ERFS, unsecured, non-interest bearing, due on demand	-	8,700	-

Former owners of RM Leasing, unsecured, non-interest bearing, due on demand	19,398	19,402	3,729
	1,575,092	483,796	941,418
Less: current portion of notes payable	(1,469,398)	(378,102)	(5,364)
Long term portion of notes payable, related parties	$105,694	$105,694	$936,054

The interest expense associated with the related-party notes payable in the six months ended June 30, 2013 and in the years ended December 31, 2012 and 2011 amounted to $118,390, $4,050 and $29,893, respectively.

30% Promissory Note Payable

On July 5, 2011, the Company entered into a definitive master funding agreement (“Master Agreement”) with Tekmark Global Solutions, LLC (“Tekmark”) and MMD Genesis, LLC. (“MMD Genesis”).  Pursuant to the Master Agreement, the Company received financing in the original principal amount of up to $2,000,000 from Tekmark and a line of credit in the original principal amount of up to $1,000,000 from MMD Genesis.  Each loan was evidenced by a two-year promissory note that bore interest at the rate of 2.5% per month.  The Tekmark funding was secured by the Company’s accounts receivable. Funding by Tekmark will be in the form of payroll funding support for specific and approved customers of Digital.  As of December 31, 2011, the balances owed to Tekmark and MMD Genesis was $497,381 and $328,380, respectively, or $825,761 in total. As of June 30, 2013, the balances owed to Tekmark and MMD Genesis were $0 and $1,450,000, respectively, and at December 31, 2012, the balances owed to Tekmark and MMD Genesis were $0 and $350,000, respectively.

Series B Preferred Stock Financing

Between July 2011 and December 2012, the Company sold an aggregate of 37,500 shares of its Series B Preferred Stock at for an aggregate purchase price of $2,216,760 to certain of the Company’s existing stockholders that qualified as “accredited investors” within the meaning of the Securities Act, including certain of the Company’s affiliates.  Forward Investment LLC, which owns more than 5% of the Company’s outstanding capital stock, purchased 13,615 shares for a purchase price of $825,000.  Mark Munro 1996 Charitable Remainder Trust, which owns more than 5% of the Company’s outstanding capital stock, purchased 1,051 shares for a purchase price of $100,000.  Additionally, the Company’s Chief Executive Officer, Mark Munro, purchased 7,902 shares for a purchase price of $469,460, Charles Miller, a director of the Company, purchased 263 shares for a purchase price of $25,000 and Mark Durfee, a director of the Company, purchased 12,564 shares for a purchase price of $725,000.

Series C Preferred Stock Financing

Between January 2012 and July 2012, the Company sold an aggregate of 1,500 shares of its Series C Preferred Stock at $1,000 per share for an aggregate purchase price of $1,500,000.  These sales were made to “accredited investors” within the meaning of the Securities Act, including certain of the Company’s affiliates.  A company owned by the Company’s Chief Executive Officer, Mark Munro, purchased 75 shares for a purchase price of $75,000 and Neal Oristano, a director of the Company, purchased 50 shares for a purchase price of $50,000.

Series E Preferred Stock Financing

Between September 2012 and March 2013, the Company sold an aggregate of 2,875 shares of its Series E Preferred Stock at $1,000 per share for an aggregate purchase price of $2,875,000. These sales were made to “accredited investors” within the meaning of the Securities Act, including certain of the Company’s affiliates.  Charles K. Miller, a director of the Company, purchased 25 shares for a purchase price of $25,000.  A company owned by the Company’s Chief Executive Officer, Mark Munro, purchased 25 shares for a purchase price of $25,000.